INVENTORIES (Details) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Inventories [Abstract]
Raw and packaging materials	$ 1,413	$ 1,237
Products in process	638	579
Finished products	2,264	1,948
Total inventory before inventory in transit	4,315	3,764
Materials in transit and payments on account	143	102
Inventories	$ 4,458	$ 3,866